Related parties (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Short-term benefits	$ 7,276	$ 7,371
Other long-term benefits	77	158
Total key management compensation	$ 7,353	$ 7,529